Segmented Information - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total non- current assets	$ 4,948.8	$ 4,706.1
Assets	5,852.5	5,374.4
Total liabilities	1,606.6	1,973.7
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	4,507.8	4,557.2
Assets	5,201.9	5,044.4
Total liabilities	820.5	708.9
Gold mines | Côté Gold
Disclosure of operating segments [line items]
Total non- current assets	2,881.8	2,887.0
Assets	3,053.2	3,016.0
Total liabilities	276.9	227.3
Gold mines | Westwood complex
Disclosure of operating segments [line items]
Total non- current assets	801.0	788.0
Assets	841.2	822.2
Total liabilities	233.6	199.7
Gold mines | Essakane
Disclosure of operating segments [line items]
Total non- current assets	825.0	882.2
Assets	1,307.5	1,206.2
Total liabilities	310.0	281.9
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	388.0	74.4
Assets	418.7	77.7
Total liabilities	14.9	9.3
Corporate
Disclosure of operating segments [line items]
Total non- current assets	53.0	74.5
Assets	231.9	252.3
Total liabilities	$ 771.2	$ 1,255.5